CONVERTIBLE SENIOR NOTES (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011	Jul. 15, 2011	Jul. 23, 2008
Convertible Senior Notes
Amortization expense				$ 2,101,948	$ 3,899,771
Share Lending Agreement
ADSs issued as Loaned Shares								8,146,388
Par value per ADS (in dollars per ADS)								0.0005
Number of underwriters of Notes		1
Minimum percentage of market value of Loaned Shares kept as collateral during the term of the Share Lending Agreement			100.00%
Minimum amount of difference between fair value of collateral and fair value of the Loaned Shares, to notify underwriter			100,000
Additional debt issuance cost								4,100,000
Fair value of outstanding Loaned Shares			35,355,324	54,417,872
Cash payment for repurchase of notes			39,082,576	7,582,710
Gain on repurchase of debt			5,091,424	2,341,290
4% Convertible Senior Notes
Convertible Senior Notes
Debt issued		138,000,000
Interest rate (as a percent)								4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)			59.0318
Principal amount used for debt instrument conversion ratio			1,000
Conversion price per American Depository Share (in dollars per ADS)			$ 16.94
Maximum conversion rate on a Fundamental Change (in shares)			71.4286
Conversion price per American Depository Share on a Fundamental Change (in dollars per ADS)			$ 14.00
Repurchase price as a percentage of principal amount of notes	100.00%
Minimum percentage of notes that may be require redemption in the event of default			25.00%
Proceeds, net of issuance costs		132,392,740
Issuance costs		5,607,260
Amortization expense			0	2,101,948	3,899,771
Share Lending Agreement
Amount of debt outstanding			83,582,000				137,680,000
Aggregate principal amount of Notes repurchased			44,174,000	9,924,000		320,000
Cash payment for repurchase of notes			39,082,576	7,582,710
Gain on repurchase of debt			$ 5,091,424	$ 2,341,290